Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 188,930	$ 167,486	$ 186,402
Change in revenues (as a percent)	12.80%
Number of customers individually representing more than 10% of Group revenues | customer	0	0	0
Threshold percentage for reporting individual customer revenue	10.00%	10.00%	10.00%
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 95,098	$ 76,518	$ 86,384
Third-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,255	78,775	81,593
Value-added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,244	2,875	3,857
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,619	7,716	12,392
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,714	$ 1,602	$ 2,176